SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2019
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum II Variable Annuity
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Effective on April 24, 2020, all references in the prospectus to the
"Columbia VP-Asset Allocation Fund" are removed due to the liquidation of the fund on or about April 24, 2020.


Dated:  April 24, 2020

             Please keep this supplement with your prospectus